Significant accounting policies and judgements - Changes in Intangible Assets and Goodwill (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment expense	$ 739,347
Intangible assets and goodwill
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment expense	494,506
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment expense	244,344
Vehicles under operating leases
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment expense	$ 497